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<FILENAME>a200903_13f-hr.text
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                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                            FORM 13F

                       FORM 13F Cover Page

  Report for Calendar Year of Quarter Ended: March 31 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entities

Institutional Manager Filing this Report:

Name:     Force Capital Management, LLC

Address:  595 Madison Avenue
          19th Floor
          New York, NY 10022

13F File Number:  028-11176

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Steven Fuchs
Title:         Chief Financial Officer
Phone:         (212) 451-9161

Signature, Place and Date of Signing:

     /s/ Steven Fuchs     New York, New York        04/13/2009
     ----------------     ------------------         --------
       [Signature]          [City, State]             [Date]

Report Type: (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)

List of Other Reporting for this Manager: NONE

                      Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    31

Form 13F Information Table Value Total: $168,029
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE

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
Force Capital Management, LLC
Form 13F Information Table
March 31 2009

COLUMN 1                 COLUMN 2      COLUMN 3     COLUMN 4     Column 5	    Column 6    Column 7  Column 8
                         TITLE OF                   VALUE        SHRS OR   SH/	    INVESTOR    OTHER  VOTING  AUTHORITY
NAME OF ISSUER           CLASS         CUSIP        (x1000)      PRN AMT   PRN	    DISCRETION  MGRS   SOLE    SHARED
--------------           -----         -----        -------      --------- ---	    ----------  ----   -----------------

ABERCROMBIE & FITCH CO      COM	CL A	002896207       1,190     50,000   SH		SOLE	NONE    50,000  0
C.H. ROBINSON WORLDWIDE INC COM		12541W209       1,596     35,000   SH		SOLE	NONE    35,000  0
CITADEL BROADCASTING CORP   COM		17285T106          65    985,800   SH		SOLE	NONE   985,800  0
COPART INC                  COM         217204106       6,402    215,850   SH           SOLE	NONE   215,850  0
CROWN CASTLE INTL CORP      COM         228227104       4,281    209,729   SH           SOLE	NONE   209,729  0
EAGLE MATERIALS INC	    COM		26969P108       2,425    100,000   SH		SOLE	NONE   100,000	0
GENERAL GROWTH PROP INC	    COM		370021107         782  1,101,900   SH		SOLE	NONE 1,101,900  0
INTERVAL LEISURE GROUP INC  COM		46113M108         276	  52,000   SH		SOLE	NONE    52,000	0
ISHARES TR HIGH YIELD CORP  ETF		464288513	4,746	  70,000   SH		SOLE	NONE	70,000	0
J B HUNT TRANS SVCS INC     COM		445658107       1,808	  75,000   SH		SOLE	NONE    75,000	0
KANSAS CITY SOUTHERN        COM		485170302         826	  65,000   SH		SOLE	NONE    65,000	0
LAMAR ADVERTISING CO	    COM	CL A	512815101         729     74,760   SH		SOLE	NONE    74,760  0
LAS VEGAS SANDS CORP 	    COM 	517834107         662	 220,000   SH		SOLE	NONE   220,000	0
LEXINGTON REALTY TRUST      COM		529043101         238    100,000   SH		SOLE	NONE   100,000  0
MAGUIRE PROPERTIES          PFD SER A	559775200         250    185,000   SH		SOLE	NONE   185,000  0
MANITOWOC CO INC     	    COM         563571108         327    100,000   SH           SOLE	NONE   100,000  0
MORGANS HOTEL GROUP CO      COM         61748W108         469    150,866   SH           SOLE	NONE   150,866  0
PENN REAL EST INV TRUST     COM         709102107         657    185,000   SH           SOLE	NONE   185,000  0
SPORTS PROPERTIES ACQ CORP  WRNT        84920F115	   18    447,051   SH		SOLE	NONE   447,051  0
STARWOOD HOTELS & RESORTS   COM         85590A401       2,540    200,000   SH           SOLE	NONE   200,000  0
TAUBMAN CENTERS INC	    COM		876664103       1,534     90,000   SH		SOLE	NONE    90,000  0
UNION PACIFIC CORP	    COM		907818108         320      7,774   SH		SOLE	NONE     7,774  0
UNITED CAPITAL CORP	    COM		909912107       3,859	 223,723   SH		SOLE	NONE   223,723	0
VISA INC	            COM	CL A	92826C839       5,588    100,500   SH		SOLE	NONE   100,500  0


Options


AMERICAN EXPRESS CO         COM         025816109       5,453    400,000   SH	CALL	SOLE	NONE   400,000  0
BANK OF AMERICA CORP        COM         060505104       2,933    430,000   SH	CALL	SOLE	NONE   430,000  0
CITIGROUP INC               COM         172967101       2,468    975,000   SH	CALL	SOLE	NONE   975,000  0
STARWOOD HOTELS & RESORTS   COM         85590A401       3,175    250,000   SH	CALL	SOLE	NONE   250,000  0
KIMCO REALTY CORP	    COM		49446R109         716    100,000   SH	CALL	SOLE	NONE   100,000  0
LAMAR ADVERTISING CO	    COM	CL A	512815101       3,702    379,700   SH	CALL	SOLE	NONE   379,700  0
MORGANS HOTEL GROUP CO      COM         61748W108         311    100,000   SH   CALL    SOLE	NONE   100,000  0
SEARS HOLDINGS CORPORATION  CoM         812350106     102,428  2,240,800   SH   CALL    SOLE    NONE 2,240,800  0
SL GREEN REALTY CORP	    COM		78440X101       2,560	 237,000   SH	CALL	SOLE	NONE   237,000  0
TAUBMAN CENTERS INC	    COM		876664103          36      2,100   SH	CALL	SOLE	NONE     2,100  0
VORNADO REALTY TRUST        COM		929042109       2,659	  80,000   SH	CALL	SOLE	NONE    80,000	0



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